Share capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share capital
13.	Share capital:
(a)	Common shares:

In addition to Class A common shares, the Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. As at December 31, 2017, there are no Class B or Class C common shares outstanding (2016 – nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares.  If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%.  If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

In March 2017, the Company entered into an equity distribution agreement with sales agents under which the Company may, from time to time, issue Class A common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $75,000,000 in gross sales proceeds. At September 30, 2017, the Company had issued 11,800,000 Class A common shares under the ATM offerings for gross proceeds of $74,953,000. The ATM offering completed the authorized issuances under the equity distribution agreement.

In November 2017, the Company entered into a second equity distribution agreement under which the Company may, from time to time, issue Class A common shares in ATM offerings for up to an aggregate of $100,000,000. In November and December 2017, the Company issued a total of 6,750,000 Class A common shares under the ATM offerings for gross proceeds of $40,395,000.

(b)	Preferred shares:

As at December 31, 2017, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2017	2016
A	315,000	—	—	—	$—	$—
B	260,000	—	—	—	—	—
C	40,000,000	—	—	—	—	—
D	20,000,000	5,030,864	7.95%	January 30, 2018(1)	125,772	124,526
E	15,000,000	5,415,937	8.25%	February 13, 2019(1)	135,398	134,265
F	20,000,000	5,600,000	6.95%	Note (2)	140,000	140,000
G	15,000,000	7,800,800	8.20%	June 16, 2021(1)	195,020	195,000
H	15,000,000	9,025,105	7.875%	August 11, 2021(1)	225,628	225,000
R	1,000,000	—	—	—	—	—

(1)

Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.

(2)

The Series F preferred shares can be converted to Class A common shares at a conversion price of $18.00 per share.  The dividend rate was initially set at 6.95%, and increased to 10.5% on January 1, 2018 as the Company did not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.  The Company has the right to call the Series F preferred shares at par plus any accumulated and unpaid dividends any time after the dividend increases above 6.95%

Preferred share repurchase plans

In June 2017, the Company entered into a preferred share repurchase plan for up to $10,000,000 of its Series D, E, G and H preferred shares, which expired in December 2017. The Company did not make any repurchases during the year ended December 31, 2017.

In 2015, the Company’s board of directors authorized the repurchase of up to $150,000,000 of its Series C preferred shares and up to $25,000,000 of each of its Series D and Series E preferred shares.

In September 2015, the Company entered into Rule 10b5-1 repurchase plans for up to $75,000,000 of its Series C preferred shares, and up to $7,500,000 for each of its Series D and Series E preferred shares.  The share repurchase plans for the preferred shares expired in December 2015.

During the year ended December 31, 2015, the Company repurchased 303,757 Series C, 123,971 Series D and 29,400 Series E preferred shares for a total of approximately $7,660,000, $2,929,000 and $694,000, respectively, via the repurchase plans.

During the year ended December 31, 2015, the Company also repurchased 40,000 of its 9.5% Series C preferred shares at $25.50 per share for a total of approximately $1,020,000 in the open market.

At-the-market offering of preferred shares

In November 2016, the Company entered into an equity distribution agreement with a sales agent under which the Company may, from time to time, issue Series D, Series E, Series G and Series H preferred shares in one or more ATM offerings up to an aggregate of $150,000,000 in gross sales proceeds.

During the year ended December 31, 2017, the Company issued an aggregate of 121,077 of its Series D, E, G, and H preferred shares in a follow-on public offering for gross proceeds of $2,957,000.

The preferred shares are subject to certain financial covenants and the Company is in compliance with these covenants at December 31, 2017.